CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018		Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Revenue from third parties		$ 249,512	$ 43,707,937	$ 949,384	$ 362,628,296	$ 278,024,867		$ 125,379,786	[1]
Revenue from related party		2,854,178	0	43,554,178	0	99,718,005		18,973,054	[1]
Total revenue		3,103,690	43,707,937	44,503,562	362,628,296	377,742,872		144,352,840	[1]
Cost of revenue from third parties		243,360	42,844,876	750,290	115,729,433	130,464,906		137,188,393	[1]
Cost of revenue from related parties		0	0	466,894	244,110,132	244,110,132
Gross profit		2,860,330	863,061	43,286,378	2,788,731	3,167,834		7,164,447	[1]
Operating expenses:
Selling, general and administrative expense		7,769,503	4,333,259	18,442,280	16,861,425	22,471,976		13,129,313	[1]
Research and development expense		0	667,416	0	1,393,025	1,654,491		406,845	[1]
Professional fees		1,388,842	1,927,431	3,918,461	3,280,729	4,749,799		3,200,885	[1]
Depreciation and amortization		806,481	291,512	1,420,480	314,737	352,332	[1]	308,102	[1],[2]
Impairment of property and equipment		2,298,887	0	2,298,887	0
Impairment of other intangible assets						134,290		216,468	[1],[2]
Total operating expense		12,263,713	7,219,618	26,080,108	21,849,916	29,362,888		17,261,613	[1]
Income (Loss) from operations		(9,403,383)	(6,356,557)	17,206,270	(19,061,185)	(26,195,054)		(10,097,166)	[1]
Interest and other income (expense):
Interest expense, net		(639,395)	(145,610)	(1,955,476)	(201,782)	(804,595)		(94,618)	[1]
Change in fair value of warrant liabilities	[1],[2]							(112,642)
Equity in loss of equity method investees		(40,369)	(13,882)	(606,390)	(44,316)	(180,625)		(129,193)	[1],[2]
Gain on disposal of subsidiaries		1,057,363	0	1,057,363	0	(1,183,289)
Loss on remeasurement of DBOT investment		(3,178,702)	0	(3,178,702)	0
Other		(99,997)	(925,771)	(155,946)	(558,271)	(99,765)		(426,698)	[1]
Income (Loss) before income taxes and non-controlling interest		(12,304,483)	(7,441,820)	12,367,119	(19,865,554)	(28,463,328)		(10,860,317)	[1]
Income tax benefit		0	0	513,935	0	40,244
Net income (loss)		(12,304,483)	(7,441,820)	12,881,054	(19,865,554)	(28,423,084)		(10,860,317)	[1],[2]
Net (income) loss attributable to non-controlling interest		(1,407,384)	254,973	(1,374,193)	637,314	996,728		357,268	[1]
Net income (loss) attributable to IDEX common shareholders		$ (13,711,867)	$ (7,186,847)	$ 11,506,861	$ (19,228,240)	$ (27,426,356)		$ (10,503,049)	[1]
Earnings (loss) per share
Basic (in dollars per shares)		$ (0.11)	$ (0.10)	$ 0.10	$ (0.27)	$ 0.35		$ 0.17
Diluted (in dollars per shares)		$ (0.11)	$ (0.10)	$ 0.10	$ (0.27)	0.35		0.17
Basic and diluted loss per share (in dollars per share)						$ (0.35)		$ (0.17)	[1]
Weighted average shares outstanding:
Basic (in shares)		127,609,748	74,063,495	113,964,933	71,574,303	78,386,116		61,182,209
Diluted (in shares)		127,609,748	74,063,495	118,319,893	71,574,303	78,386,116		61,182,209
Basic and diluted (in shares)						78,386,116		61,182,209	[1]

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)
[2]	The above consolidated statements of cash flows include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)